SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Three months ended
	March 31, 2021	March 31, 2020
Segment Net Sales:
Cannabinoid	$677	$242
Non-Cannabinoid	2,800	2,672
Total Net Sales	3,477	2,914

Segment Profit (Loss):
Cannabinoid	(2,864)	(5,401)
Non-Cannabinoid	612	480
Total Segment Loss	$(2,252)	$(4,921)

Reconciliation:
Total Segment Loss	(2,252)	(4,921)
Unallocated corporate expenses	(3,387)	(1,804)
Non-cash share based compensation	(1,550)	(416)
Depreciation and amortization	(579)	(352)
Goodwill impairment	—	(1,682)
Loss from operations	$(7,768)	$(9,174)

Loss on fair value of derivative instrument	—	13
Loss(gain) on remeasurement of warrant liability	4,851	—
Loss on investments	—	161
Foreign exchange loss	759	48
Interest expense	978	836
Miscellaneous, net	(602)	(57)
Loss from operations before income taxes	$(13,754)	$(10,175)
	March 31, 2021	December 31, 2020
Long-lived assets
Cannabinoid	$27,148	$25,485
Non-Cannabinoid	162	176
Other(a)	26	19
	$27,336	$25,680

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

	Year ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Segment Net Sales:
Cannabinoid	$2,511	$133
Non-Cannabinoid	9,606	7,701
Total Net Sales	12,117	7,834

Segment Profit (Loss):
Cannabinoid	(18,798)	(25,250)
Non-Cannabinoid	1,863	614
Total Loss	$(16,935)	$(24,636)

Reconciliation:
Total Segment Loss	(16,935)	(24,636)
Unallocated corporate expenses	(6,405)	(5,887)
Non-cash share based compensation	(1,652)	(1,522)
Depreciation and amortization	(1,854)	(1,480)
Herbal Brands acquisition related charges	—	(3,015)
Goodwill impairment	(1,682)	—
Loss from operations	$(28,528)	$(36,540)

Loss on debt extinguishment	2,360	3,374
Gain on remeasurement of warrant liability	(10,780)	—
Loss on fair value of derivative instrument	657	421
Loss on investments	464	756
Foreign exchange loss	491	1,575
Interest expense	4,455	2,684
Miscellaneous, net	(284)	534
Loss from operations before income taxes	$(25,891)	$(45,884)
	December 31, 2020	December 31, 2019
Long-lived assets
Cannabinoid	$25,485	$24,209
Non-Cannabinoid	176	207
Other(a)	19	16
	$25,680	$24,432

Schedule of disaggregation of revenue by channel
	Three months ended
	March 31, 2021	March 31, 2020
Mass retail	$1,888	$1,021
Specialty, health and other retail	225	312
Distributors	1,232	1,339
E-commerce	132	242
	$3,477	$2,914

	Year ended
	December 31, 2020	December 31, 2019
Mass retail	$6,879	$3,318
Specialty, health and other retail	689	1,235
Distributors	4,036	2,397
E-commerce	513	885
	$12,117	$7,834